Deposits	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Deposits

Note 6 Deposits

	As at
	April 30, 2020				October 31, 2019
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$165,695	$59,057	$103,634	$328,386	$143,958	$49,806	$100,968	$294,732
Business and government	292,896	13,081	326,748	632,725	253,113	13,867	298,502	565,482
Bank	11,065	1,211	36,060	48,336	8,363	920	16,508	25,791
	$469,656	$73,349	$466,442	$1,009,447	$405,434	$64,593	$415,978	$886,005
Non-interest-bearing (4)
Canada	$105,013	$7,125	$116	$112,254	$93,163	$5,692	$137	$98,992
United States	42,706	–	–	42,706	34,632	–	–	34,632
Europe (5)	808	–	–	808	760	–	–	760
Other International	7,182	–	–	7,182	5,225	5	–	5,230
Interest-bearing (4)
Canada	263,288	18,217	345,867	627,372	228,386	15,306	333,118	576,810
United States	7,357	47,297	65,756	120,410	4,704	39,626	41,776	86,106
Europe (5)	35,965	710	39,121	75,796	33,073	825	30,090	63,988
Other International	7,337	–	15,582	22,919	5,491	3,139	10,857	19,487
	$469,656	$73,349	$466,442	$1,009,447	$405,434	$64,593	$415,978	$886,005

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2020, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $377 billion, $32 billion, $52 billion and $34 billion, respectively (October 31, 2019 – $321 billion, $23 billion, $45 billion and $31 billion, respectively).

(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	April 30 2020	October 31 2019
Within 1 year:
less than 3 months	$127,349	$94,585
3 to 6 months	77,433	62,814
6 to 12 months	97,889	92,507
1 to 2 years	39,519	50,055
2 to 3 years	26,858	31,852
3 to 4 years	34,895	31,373
4 to 5 years	25,659	21,130
Over 5 years	36,840	31,662
	$466,442	$415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$430,000	$379,000